Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Incentive Compensation
We give greater weighting to long-term awards than to short-term compensation opportuni ties
. We use these awards because we believe they give key employees a vested interest in our growth and performance, and they directly align key employees’ interests with those of our stockholders. We also believe that the vesting schedules aid us in retaining executives and motivating superior performance over the long term. Our 2024 Omnibus Incentive Plan allows us to grant stock options, stock appreciation rights, restricted stock awards, restricted stock units (including performance stock units), other awards and dividend equivalent rights. We do not grant option awards and, therefore, the Company does not have a policy on the timing of awarding options in relation to the disclosure of material nonpublic information.
2025 Long-Term Incentive Compensation Awards
Our 2025 long-term incentive awards included performance stock units and time-based restricted stock:

The new hire grants that we made to Mr. Reilly are discussed separately under “Initial Equity Grants to Mr. Reilly” below. We did not grant equity awards to Mr. Bassoul in 2025.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false